Document and Entity Information	0 Months Ended
Jan. 05, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 05, 2015
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Jan. 05, 2015
Document Effective Date	Jan. 05, 2015
Prospectus Date	Dec. 31, 2014
Boston Partners Long/Short Equity Fund | INSTITUTIONAL
Risk/Return:
Trading Symbol	BPLSX
WPG Partners Small/Micro Cap Value Fund | INSTITUTIONAL
Risk/Return:
Trading Symbol	WPGTX
Boston Partners Global Long/Short Fund | Institutional Class
Risk/Return:
Trading Symbol	BGLSX
SCHNEIDER SMALL CAP VALUE FUND | SCHNEIDER SMALL CAP VALUE FUND
Risk/Return:
Trading Symbol	SCMVX